Property, plant and equipment (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₪ 36,645
Changes during
Ending Balance		38,814		₪ 36,645
US Dollars [Member]
Changes during
Ending Balance | $	[1]		$ 12,480
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		83,105		81,402
Changes during
Additions		6,209		2,903
Dispositions		(2,069)		(1,200)
Ending Balance		87,245		83,105
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		36,645
Changes during
Ending Balance		38,814		36,645
Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance | $			11,783
Changes during
Ending Balance | $			12,480
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		43,881		46,460
Changes during
Additions		4,040		3,779
Dispositions		(2,069)		(1,200)
Ending Balance		48,431		43,881
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		56,122		55,438
Changes during
Additions		1,343		684
Dispositions
Ending Balance		57,465		56,122
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		31,762
Changes during
Ending Balance		31,093		31,762
Land and buildings [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance | $			10,213
Changes during
Ending Balance | $			9,998
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		22,432		24,360
Changes during
Additions		2,012		1,928
Dispositions
Ending Balance		26,372		22,432
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,904		5,705
Changes during
Additions		2,273		1,199
Dispositions
Ending Balance		9,177		6,904
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,761
Changes during
Ending Balance		3,655		1,761
Machinery and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance | $			566
Changes during
Ending Balance | $			1,175
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,565		5,143
Changes during
Additions		379		578
Dispositions
Ending Balance		5,522		4,565
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		11,932		13,002
Changes during
Additions		1,594		130
Dispositions		(2,069)		(1,200)
Ending Balance		11,457		11,932
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		834
Changes during
Ending Balance		1,358		834
Motor vehicles [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance | $			268
Changes during
Ending Balance | $			437
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		11,476		11,098
Changes during
Additions		1,070		822
Dispositions		(2,069)		(1,200)
Ending Balance		10,099		11,476
Computers [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,294		5,434
Changes during
Additions		888		860
Dispositions
Ending Balance		7,182		6,294
Computers [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,526
Changes during
Ending Balance		1,855		1,526
Computers [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance | $			491
Changes during
Ending Balance | $			596
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,387		4,768
Changes during
Additions		559		381
Dispositions
Ending Balance		5,327		4,387
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,853		1,823
Changes during
Additions		111		30
Dispositions
Ending Balance		1,964		1,853
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		762
Changes during
Ending Balance		853		762
Office furniture and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance | $			245
Changes during
Ending Balance | $			$ 274
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,021		1,091
Changes during
Additions		20		70
Dispositions
Ending Balance		₪ 1,111		₪ 1,021

[1]	Convenience Translation into US Dollars.